Share Based Payment (Details) - Schedule of Fair Value of the Underwriters Warrants Granted - Warrant [Member]	12 Months Ended
Dec. 31, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	90.59%
Exercise price (in Dollars per share)	$ 7.5
Share price (in Dollars per share)	$ 3.72
Risk-free interest rate	1.23%
Dividend yield	0.00%
Expected life	5 years